Document and Entity Information	Jul. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-24431
Entity Registrant Name	Manuka, Inc.
Entity Central Index Key	0001062128
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1417774
Entity Address, Address Line One	3 Eliezer Vardinon St.
Entity Address, City or Town	Petach Tikva
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	4959507
City Area Code	646
Local Phone Number	233-1454
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ATMS
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false